Offerings - Offering: 1	Sep. 09, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Euro 2,250,000,000 Floating Rate Global Notes due 2027
Amount Registered | shares	2,642,850,000
Maximum Aggregate Offering Price	$ 2,642,850,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 404,620.34
Offering Note	In accordance with Rules 456(b), 457(o) and 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), based upon a Euro-to-U.S. dollar exchange rate of Euro 1 to $ 1.1746 as of September 9, 2025, the registrant initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3ASR (SEC File No. 333- 285413) filed on February 28, 2025.